T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
August 31, 2025 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.0%
Whole Loans Backed  0.0%
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
6.133%, 7/25/44 (1) 65 65
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 3/25/48 (1) 440 402
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $507) 467
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  0.0%
U.S. Government Agency Obligations  0.0%
Federal Home Loan Mortgage, ARM
1Y CMT + 2.219%, 6.719%, 10/1/33  — —
RFUCCT1Y + 1.961%, 6.836%, 2/1/33  — —
RFUCCT1Y + 1.975%, 6.85%, 2/1/34  — 1
RFUCCT1Y + 2.032%, 6.796%, 11/1/36  14 14
Federal National Mortgage Assn., ARM
ECOFC + 1.254%, 4.31%, 7/1/27  — —
RFUCCT1Y + 1.34%, 6.215%, 12/1/35  4 4
RFUCCT1Y + 1.613%, 6.746%, 12/1/35  8 8
RFUCCT1Y + 1.672%, 6.672%, 2/1/33  — —
RFUCCT1Y + 1.684%, 6.446%, 7/1/34  — —
RFUCCT1Y + 1.715%, 6.56%, 12/1/32  7 7
RFUCCT1Y + 1.715%, 6.715%, 10/1/32  4 5
RFUCCT1Y + 1.77%, 6.645%, 12/1/35  1 1
RFUCCT1Y + 1.78%, 6.405%, 1/1/34  4 4
RFUCCT1Y + 1.83%, 6.58%, 8/1/38  3 3
RFUCCT1Y + 1.853%, 6.603%, 8/1/38  4 4
RFUCCT1Y + 1.892%, 6.892%, 12/1/35  1 1
Federal National Mortgage Assn., CMO, STEP, 5.11%, 1/25/32  — —
52
U.S. Government Obligations  0.0%
Government National Mortgage Assn.
8.50%, 11/20/26 - 6/20/27  2 1

Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $52) 53

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  99.3%
U.S. Treasury Obligations  99.3%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26  317,135 315,772
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26 (2) 672,694 668,648
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27  705,698 696,215
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30  87,760 84,140
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30  455,538 434,932
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29  552,667 538,332
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27  18,461 18,366
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28  252,892 250,541
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28  329,180 328,872
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29  184,508 183,946
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28  655,735 660,602
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27  775,558 790,463
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29  629,608 645,496
U.S. Treasury Inflation-Indexed Notes, 1.625%, 4/15/30  616,714 629,530
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/28  63,990 65,254
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29  1,318,404 1,368,565
U.S. Treasury Inflation-Indexed Notes, 2.375%, 1/15/27  45,266 46,157
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28 (2) 1,175,596 1,230,793
U.S. Treasury Inflation-Indexed Notes, 2.50%, 1/15/29  52,583 55,225
U.S. Treasury Inflation-Indexed Notes, 3.875%, 4/15/29  139,855 153,873
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $8,942,125) 9,165,722
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve Fund, 4.37% (3)(4) 39,784 39,784
Total Short-Term Investments (Cost $39,784) 39,784
Total Investments in Securities 99.7%
(Cost $8,982,468) $ 9,206,026
Other Assets Less Liabilities 0.3% 28,827
Net Assets 100.0% $ 9,234,853
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

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(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $467 and represents 0.0% of net assets.
(2) At August 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(3) Seven-day yield
(4) Affiliated Companies
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
ECOFC Enterprise 11th District COFI Replacement Index
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Zero-Coupon Inflation Swaps 0.0%
2 Year Zero-Coupon Inflation Swap
Pay Fixed 2.800% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/25/27 101,986 544 — 544
2 Year Zero-Coupon Inflation Swap
Pay Fixed 2.827% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/25/27 31,328 151 — 151
2 Year Zero-Coupon Inflation Swap
Pay Fixed 2.830% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/25/27 101,986 485 — 485
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.581% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/16/30 42,477 215 — 215
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.596% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/16/30 17,948 78 — 78
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.597% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/16/30 33,375 145 — 145
Total Centrally Cleared Zero-Coupon Inflation
Swaps 1,618
Total Centrally Cleared Swaps 1,618
Net payments (receipts) of variation margin to date (1,572)
Variation margin receivable (payable) on centrally cleared swaps $ 46

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 447 U.S. Treasury Notes two year contracts 12/25 93,217 $ (32)
Short, 730 Ultra U.S. Treasury Notes ten year
contracts 12/25 (83,516) (326)
Net payments (receipts) of variation margin to date 470
Variation margin receivable (payable) on open futures contracts $ 112

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ —# $ — $ 189+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
8/31/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 16,790  ¤  ¤ $ 39,784^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $189 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $39,784.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the
1940 Act). The Limited Duration Inflation Focused Bond Fund, Inc. (the
fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 9,166,242 $ — $ 9,166,242
Short-Term Investments 39,784 — — 39,784
Total Securities 39,784 9,166,242 — 9,206,026
Swaps* — 1,618 — 1,618
Total $ 39,784 $ 9,167,860 $ — $ 9,207,644
Liabilities
Futures Contracts* $ 358 $ — $ — $ 358
1
Includes Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency
Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F161-054Q1 08/25